Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	FRANKLIN U.S. GOVERNMENT MONEY FUND
Central Index Key	dei_EntityCentralIndexKey	0000038778
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2019
Prospectus Date	rr_ProspectusDate	Jul. 31, 2019